Restructuring Charge - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge	$ (821,000)	$ 1,395,000	$ (262,000)	$ 2,054,000
Restructuring liabilities	300,000		300,000
Shuttle Tankers Reflagged [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges			600,000
Number of vessels			1
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge	(821,000)	957,000	(262,000)	1,616,000
Total restructuring charges recorded under plan		2,000,000		2,000,000
Conventional Tanker [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring (recovery) charge		438,000		438,000
Total restructuring charges recorded under plan		$ 900,000		$ 900,000